Goodwill and Intangible Assets - Additional Information (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2020	Jun. 30, 2020
Chile [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate used for ascertaining impairment		10.40%
Long term interest rate		5.20%
Colombia [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate used for ascertaining impairment		12.30%
Long term interest rate		6.50%
Itau Corpbanca [Member]
Disclosure of detailed information about intangible assets [line items]
Reoverable amount of cash		R$ 789
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Reoverable amount of cash		R$ 5,772
Goodwill [member] | Itau Banca [Member]
Disclosure of detailed information about intangible assets [line items]
Reoverable amount of cash	R$ 3,375
Promotion and offer of financial products and service [Member] | Itau Corpbanca [Member]
Disclosure of detailed information about intangible assets [line items]
Reoverable amount of cash	R$ 3,606